Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade payables and accrued liabilities
Directors’ remuneration	$ 124	$ 112
Director and senior management incentive plan	1,609	1,567
Balances payable to related parties	$ 1,733	$ 1,679